Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Charter Hire (Table)
Year ending December 31,	Amount
2022	125,359
2023	119,046
2024	103,935
2025	103,478
2026	90,580
2027 and thereafter	356,483
Total	$898,881